Amplify Alternative Harvest ETF
Schedule of Investments
December 31, 2025 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 55.9%	Shares	Value
Amplify Seymour Cannabis ETF (a)(b)(c)(d)	2,972,386	$84,326,591
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $63,687,520)		84,326,591

COMMON STOCKS - 43.9%	Shares	Value
Consumer Staples - 4.9%
Village Farms International, Inc. (a)(b)	2,027,652	7,400,930

Health Care - 39.0% (e)
Aurora Cannabis, Inc. (a)(b)	1,148,723	4,847,611
Canopy Growth Corp. (a)(b)	6,747,095	7,691,688
Cronos Group, Inc. (a)	3,975,420	10,455,355
High Tide, Inc. (a)(b)	1,547,299	4,100,342
Organigram Global, Inc. (a)	1,878,981	3,156,688
SNDL, Inc. (a)	4,970,342	8,250,768
Tilray Brands, Inc. (a)(b)	2,248,303	20,302,176
		58,804,628

Industrials - 0.0% (f)
Empresas ICA SAB de CV (a)(g)	151,840	0
TOTAL COMMON STOCKS (Cost $71,110,221)		66,205,558

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (h)	35,049,360	35,049,360
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,049,360)		35,049,360

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (h)	182,330	182,330
TOTAL MONEY MARKET FUNDS (Cost $182,330)		182,330

TOTAL INVESTMENTS - 123.2% (Cost $170,029,431)		185,763,839
Liabilities in Excess of Other Assets - (23.2)%		(35,011,550)
TOTAL NET ASSETS - 100.0%		$150,752,289

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $33,419,100.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	Represents less than 0.05% of net assets.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Alternative Harvest ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$84,326,591	$–	$–	$84,326,591
Common Stocks	66,205,558	–	0	66,205,558
Investments Purchased with Proceeds from Securities Lending	35,049,360	–	–	35,049,360
Money Market Funds	182,330	–	–	182,330
Total Investments	$185,763,839	$–	$0	$185,763,839

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify Alternative Harvest ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Amplify Seymour Cannabis ETF	$93,053,212	$2,081,290	$(7,190,000)	$939,456	$(4,557,367)	$84,326,591	2,972,386	$–	$–